CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2009 CNY
Revenues	$ 89,291	567,434	584,860	592,492
Cost of revenues	(58,473)	(371,591)	(353,587)	(392,842)
Gross profit	30,818	195,843	231,273	199,650
Operating expenses
Selling and marketing	(8,943)	(56,831)	(52,227)	(55,648)
General and administrative	(13,651)	(86,748)	(78,708)	(64,833)
Research and development	(7,045)	(44,771)	(38,356)	(33,473)
Other income, net	806	5,120	2,340	1,991
Total operating expenses, net	(28,833)	(183,230)	(166,951)	(151,963)
Income from operations	1,985	12,613	64,322	47,687
Interest expense	(231)	(1,469)	(8,539)	(16,784)
Share of net income of equity investments	254	1,616	9,370	4,669
Gain on disposal of an equity investment	0	0	8,883	0
Loss on liquidation of a subsidiary (note 1)	(2,137)	(13,582)	0	0
Interest income	279	1,771	1,634	2,036
Loss on repurchase of convertible notes (note 14)	0	0	0	(51,101)
Change in the fair value of embedded derivatives	0	0	0	3,300
Income before income taxes	150	949	75,670	(10,193)
Income tax expense (note 19)
Current	(1,100)	(6,991)	(4,046)	(580)
Deferred	(1,060)	(6,739)	(5,273)	(11,152)
Income tax expense	(2,160)	(13,730)	(9,319)	(11,732)
Net income (loss)	(2,010)	(12,781)	66,351	(21,925)
Less: Net income attributable to non-controlling interests	1,620	10,298	17,298	18,892
Net income (loss) attributable to Origin Agritech Limited	(3,630)	(23,079)	49,053	(40,817)
Other comprehensive income (loss)
Net income (loss)	(2,010)	(12,781)	66,351	(21,925)
Foreign currency translation difference	462	2,939	1,067	366
Comprehensive income (loss)	(1,548)	(9,842)	67,418	(21,559)
Less: Comprehensive income attributable to non-controlling interests	1,620	10,298	17,298	18,892
Comprehensive income (loss) attributable to Origin Agritech Limited	$ (3,168)	(20,140)	50,120	(40,451)
Net income (loss) attributable to Origin Agritech Limited per share - basic (note 20) (in dollars per share)	$ (0.16)	(1)	2.12	(1.77)
Net income (loss) attributable to Origin Agritech Limited per share - diluted (note 20) (in dollars per share)	$ (0.16)	(1)	2.10	(1.77)
Shares used in calculating basic net income (loss) per share (in shares)	23,072,895	23,072,895	23,189,464	23,013,692
Shares used in calculating diluted net income (loss) per share (in shares)	23,072,895	23,072,895	23,337,265	23,013,692